Stock Based Compensation (Details Textual)			1 Months Ended			12 Months Ended
	Jan. 03, 2019	May 03, 2017	Nov. 30, 2018 Employees shares	Nov. 21, 2017	Oct. 19, 2017	Dec. 31, 2019 USD ($) Employees NonEmployee shares	Dec. 31, 2018 USD ($) Employees NonEmployee shares	Dec. 31, 2017 USD ($) Employees NonEmployee shares
Stock Based Compensation(Textual)
Restricted shares, description	Zhongchao Shanghai granted 101,997 shares of restricted share units to three of its employees and 30,000 shares to one non-employee for the consulting services rendered. The restricted share units will vest after a five-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $359,032. On February 28, 2019, Zhongchao Shanghai granted 29,970 shares and 142,229 shares of restricted share units to Ms. Pei Xu, the Chief Financial Officer of the Company, and Ms. Shuang Wu, the Chief Operation Officer of the Company, respectively. The restricted share units will vest after a 10-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $468,381.	Zhongchao Shanghai granted 85,920 shares of restricted share units to one employee. The restricted share units will vest after a five-year service period is fulfilled. The grant-date value of a restricted share was $3.12			Zhongchao Shanghai announced an acceleration of vesting shares for employees whose restricted share units are subject to fulfilment of a requisite service period. These employees were entitled to vest 7% of restricted shares units. Meantime, the 12 employees and 1 non-employee exercised and sold 142,500 shares of ordinary shares to an external investor at a consideration of $478,800, in proportionate to their granted number of ordinary shares. The Company recorded related expenses of the 7% restricted shares units upon the announcement, as if the acceleration was separate grant of restricted share units which was granted and vested simultaneously.
Terminal growth rate	3.00%	3.00%
Discount rate	16.00%	16.00%
Stock dividend, description				Zhongchao Shanghai declared a stock dividend by delivering 5 new shares of ordinary share to each 10 existing shares.
Number of employees | Employees			2			12	10	12
Number of non-employee | NonEmployee						1	1	1
Aggregation shares of ordinary share								2,847,150
Unvested shares of ordinary share			154,346				154,346
Aggregation shares of restricted share units						2,997,000	2,692,805
Accrual of (Reversal of) share-based compensation expenses | $						$ 159,984	$ (14,483)	$ 110,940
Incur stock based compensation expenses | $						$ 916,780
Weighted average period						5 years 7 months 6 days
Minimum [Member]
Stock Based Compensation(Textual)
Revenue growth rate	8.60%	10.90%
Maximum [Member]
Stock Based Compensation(Textual)
Revenue growth rate	39.40%	30.00%